Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue
Revenue
	2025	2024	2023
Asia	$2,886,268	$644,294	$2,145,716
Africa	13,465,018	-	-
Total International	16,351,286	644,294	2,145,716
Canada	-	-	-
	16,351,286	644,294	2,145,716